Earnings per share - Diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	$ (24,622)	$ 13,198		$ 11,568
Weighted average number of shares in issue (in shares)	116,637	120,599		121,421
Adjustments for:
Employee share options and restricted units (in shares)	1,198	1,604		1,695
Weighted average number of shares for diluted earnings per share (in shares)	117,835	122,203		123,116
Diluted earnings / (loss) per share from operations (in dollars per share)	$ (0.211)	$ 0.108	[1]	$ 0.094	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.